UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10471
CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2005 to March 31, 2005

Item 1:           Schedule of Investments

Credit Suisse Institutional Money Market Fund, Inc. - Prime Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED COMMERCIAL PAPER (36.1%)
Multiseller (12.9%)
$20,000	Compass Securitization LLC	(A-1+ , P-1)	04/08/05	2.686	$19,989,578
20,000	Maximillian Capital Corp.	(A-1 , P-1)	04/04/05	2.706	19,995,500
20,000	Romulus Funding Corp.	(A-1 , P-1)	04/26/05	2.816	19,960,972
					59,946,050

Single Seller (3.9%)
18,000	Hertz Fleet Funding LLC	(A-1 , P-1)	04/28/05	2.826	17,961,930

Structured Investment Vehicle (19.3%)
24,500	Beta Finance, Inc.	(A-1+ , P-1)	04/25/05	2.692	24,456,227
17,500	Five Finance, Inc.	(A-1+ , P-1)	04/04/05	2.516	17,496,354
20,000	Sigma Finance, Inc.	(A-1+ , P-1)	07/11/05	2.955	19,835,875
15,000	Tango Finance Corp.	(A-1+ , P-1)	06/09/05	2.884	14,917,775
13,388	White Pine Finance LLC	(A-1+ , P-1)	05/23/05	2.858	13,333,079
					90,039,310

TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $167,947,290)					167,947,290
ASSET BACKED SECURITIES (0.8%)

Finance – Other (0.8%)
3,722	GE Commercial Equipment Financing LLC ## (Cost $3,721,683)	(A-1+ , P-1)	04/20/05	2.810	3,721,683

CERTIFICATES OF DEPOSIT (3.2%)
Finance (3.2%)
15,000	HBOS Treasury Services PLC (Cost $15,000,000)	(A-1+ , P-1)	04/06/05	1.400	15,000,000

COMMERCIAL PAPER (6.0%)
Finance (6.0%)
28,000	Bank of America Corp. (Cost $27,957,860)	(A-1 , P-1)	04/22/05	2.597	27,957,860

VARIABLE RATE CORPORATE OBLIGATIONS (15.9%)
Banking (7.3%)
21,000	Bank of Nova Scotia ##	(A+ , Aa3)	05/20/05	2.860	21,001,051
13,000	US Bank N.A. ##	(AA- , Aa1)	04/25/05	2.638	12,999,179
					34,000,230
Finance (8.6%)
25,000	Morgan Stanley Global Notes ##	(A+ , Aa3)	04/15/05	2.930	25,013,915
15,000	Wells Fargo & Co. ##	(AA- , Aa1)	06/29/05	3.120	15,005,771
					40,019,686
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $74,019,916)					74,019,916

UNITED STATES AGENCY OBLIGATIONS (13.9%)
20,000	Fannie Mae Notes ##	(AAA , Aaa)	04/06/05	2.455	19,996,037
13,000	Fannie Mae Discount Notes	(AAA , Aaa)	10/14/05	2.386	12,831,124
10,700	Federal Home Loan Bank	(AAA , Aaa)	11/15/05	6.500	10,952,483
6,000	Freddie Mac Discount Notes	(AAA , Aaa)	04/05/05	1.380	5,999,080
15,000	Freddie Mac Discount Notes	(AAA , Aaa)	08/23/05	2.240	14,865,600
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $64,644,324)					64,644,324

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

	REPURCHASE AGREEMENT (22.9%)
$106,708	Morgan Stanley (Agreement dated 3/31/05, to be repurchased at $106,711,391, collateralized by $111,135,000 Fannie Mae Discount Note 3.30% due 11/04/05. Market value of collateral is $108,845,619) (Cost $106,708,000)	(A-1+ , P-1)	04/01/05	2.820	$106,708,000

TOTAL INVESTMENTS AT VALUE (98.8%) (Cost $459,999,073)					459,999,073

OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%)					5,562,061

NET ASSETS (100.0%)					$465,561,134

Average Weighted Maturity—37 days (Unaudited)

†                                          Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

##                                  The interest rate is as of March 31, 2005 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

Security Valuation – The net asset value of the Portfolio is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed:  New Year’s Day, Martin Luther King Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day and Christmas Day.  The Portfolio’s investments are valued under the amortized cost method, which has been determined by the Portfolio’s Board of Directors to represent the fair value of the Portfolio’s investments.  Amortized cost involves valuing a Portfolio’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium.  The amortized cost method ignores any impact of fluctuating interest rates.  The Board of Directors has established procedures intended to stabilize the Portfolio’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Portfolio’s net asset value per share calculated by using available market quotations deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders.  This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Institutional Money Market Fund, Inc.- Government Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (88.1%)
$5,000	Fannie Mae Notes ##	(AAA , Aaa)	07/06/05	2.455	$4,999,009
3,000	Fannie Mae Discount Notes	(AAA , Aaa)	05/02/05	2.660	2,993,180
3,000	Fannie Mae Discount Notes	(AAA , Aaa)	06/01/05	2.770	2,985,970
4,000	Fannie Mae Discount Notes	(AAA , Aaa)	06/13/05	2.790	3,977,045
5,000	Fannie Mae Discount Notes	(AAA , Aaa)	06/22/05	2.918	4,966,346
2,436	Fannie Mae Discount Notes	(AAA , Aaa)	06/24/05	2.145	2,423,808
3,000	Fannie Mae Discount Notes	(AAA , Aaa)	08/19/05	2.820	2,967,100
3,000	Fannie Mae Discount Notes	(AAA , Aaa)	10/14/05	2.386	2,961,029
10,000	Fannie Mae Notes ##	(AAA , Aaa)	04/15/05	2.695	9,999,837
6,000	Federal Home Loan Bank ##	(AAA , Aaa)	04/19/05	2.590	5,999,899
999	Federal Home Loan Bank Discount Notes	(AAA , Aaa)	06/06/05	2.160	995,044
2,440	Freddie Mac Discount Notes	(AAA , Aaa)	04/05/05	1.380	2,439,448
5,000	Freddie Mac Discount Notes	(AAA , Aaa)	04/12/05	2.620	4,996,150
5,000	Freddie Mac Discount Notes	(AAA , Aaa)	05/17/05	2.590	4,983,006
5,000	Freddie Mac Discount Notes	(AAA , Aaa)	06/09/05	2.110	4,979,779
3,000	Freddie Mac Discount Notes	(AAA , Aaa)	06/28/05	2.870	2,979,100
4,000	Freddie Mac Discount Notes	(AAA , Aaa)	06/28/05	2.970	3,971,058
5,000	Freddie Mac Discount Notes	(AAA , Aaa)	06/30/05	2.909	4,963,750
4,000	Freddie Mac Discount Notes	(AAA , Aaa)	08/01/05	2.980	3,960,011
3,216	Freddie Mac Discount Notes	(AAA , Aaa)	08/23/05	2.160	3,188,214
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $81,728,783)					81,728,783

REPURCHASE AGREEMENT (11.1%)
10,272	Morgan Stanley (Agreement dated 3/31/05, to be repurchased at $10,274,098, collateralized by $10,700,000 Fannie Mae Discount Note 3.30% due 11/04/05. Market value of collateral is 10,479,580) (Cost $10,272,000)	(A-1+ , P-1)	04/01/05	2.820	10,272,000

TOTAL INVESTMENTS AT VALUE (99.2%) (Cost $92,000,783)					92,000,783

OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)					770,338

NET ASSETS (100.0%)					$92,771,121

Average Weighted Maturity—57 days (Unaudited)

†                       Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

##               The interest rate is as of March 31, 2005 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

Security Valuation – The net asset value of the Portfolio is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed:  New Year’s Day, Martin Luther King Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day and Christmas Day. The Portfolio’s investments are valued under the amortized cost method, which has been determined by the Portfolio’s Board of Directors to represent the fair value of the Portfolio’s investments.  Amortized cost involves valuing a Portfolio’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.  The Board of Directors has established procedures intended to stabilize the Portfolio’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Portfolio’s net asset value per share calculated by using available market quotations deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders.  This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:           Controls and Procedures

(a)          As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:           Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	May 26, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 26, 2005